UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Satoha Trading Master Fund, Ltd.

Address:   c/o BISYS Hedge Fund Services (Cayman) Limited
           Harbour Centre
           Third Floor
           P.O. Box 1348GT
           George Town
           Grand Cayman, Cayman Islands
           British West Indies

13F File Number: 28-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark Heffernan
Title:  Director
Phone:  (914) 242-4314


Signature, Place and Date of Signing:

/s/ Mark Heffernan            Mount Kisco, New York            2/13/2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


           28-XXXXX                 Satoha Management, L.P.

      -----------------------       --------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      0

Form 13F Information Table Value Total:     $0
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                     NONE


                                                       FORM 13F INFORMATION TABLE
                                                    Satoha Trading Master Fund, Ltd.
                                                           December 31, 2003

COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                     VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------      --------------      -----       --------      -------   --------   ----------  --------  ----  ------  ----
None                 None               None        None          0   0     0   0      None        None      0      0       0




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